Concentrations of Credit Risk (Detail) In Millions, unless otherwise specified				12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Lender Concentration Risk	Mar. 31, 2013 Lender Concentration Risk	Mar. 31, 2014 Wholesale Trade USD ($)	Mar. 31, 2014 Wholesale Trade INR	Mar. 31, 2013 Wholesale Trade INR	Mar. 31, 2014 Wholesale Trade Lender Concentration Risk	Mar. 31, 2013 Wholesale Trade Lender Concentration Risk	Mar. 31, 2014 Land Transport USD ($)	Mar. 31, 2014 Land Transport INR	Mar. 31, 2013 Land Transport INR	Mar. 31, 2014 Land Transport Lender Concentration Risk	Mar. 31, 2013 Land Transport Lender Concentration Risk	Mar. 31, 2014 Automobile and Auto Ancillary USD ($)	Mar. 31, 2014 Automobile and Auto Ancillary INR	Mar. 31, 2013 Automobile and Auto Ancillary INR	Mar. 31, 2014 Automobile and Auto Ancillary Lender Concentration Risk	Mar. 31, 2013 Automobile and Auto Ancillary Lender Concentration Risk	Mar. 31, 2014 Coal & Petroleum Products USD ($)	Mar. 31, 2014 Coal & Petroleum Products INR	Mar. 31, 2013 Coal & Petroleum Products INR	Mar. 31, 2014 Coal & Petroleum Products Lender Concentration Risk	Mar. 31, 2013 Coal & Petroleum Products Lender Concentration Risk	Mar. 31, 2014 Banks and Financial Institutions USD ($)	Mar. 31, 2014 Banks and Financial Institutions INR	Mar. 31, 2013 Banks and Financial Institutions INR	Mar. 31, 2014 Banks and Financial Institutions Lender Concentration Risk	Mar. 31, 2013 Banks and Financial Institutions Lender Concentration Risk	Mar. 31, 2014 Services USD ($)	Mar. 31, 2014 Services INR	Mar. 31, 2013 Services INR	Mar. 31, 2014 Services Lender Concentration Risk	Mar. 31, 2013 Services Lender Concentration Risk	Mar. 31, 2014 Engineering USD ($)	Mar. 31, 2014 Engineering INR	Mar. 31, 2013 Engineering INR	Mar. 31, 2014 Engineering Lender Concentration Risk	Mar. 31, 2013 Engineering Lender Concentration Risk	Mar. 31, 2014 Iron and Steel USD ($)	Mar. 31, 2014 Iron and Steel INR	Mar. 31, 2013 Iron and Steel INR	Mar. 31, 2014 Iron and Steel Lender Concentration Risk	Mar. 31, 2013 Iron and Steel Lender Concentration Risk	Mar. 31, 2014 Food And Beverage USD ($)	Mar. 31, 2014 Food And Beverage INR	Mar. 31, 2013 Food And Beverage INR	Mar. 31, 2014 Food And Beverage Lender Concentration Risk	Mar. 31, 2013 Food And Beverage Lender Concentration Risk	Mar. 31, 2014 Retail Trade USD ($)	Mar. 31, 2014 Retail Trade INR	Mar. 31, 2013 Retail Trade INR	Mar. 31, 2014 Retail Trade Lender Concentration Risk	Mar. 31, 2013 Retail Trade Lender Concentration Risk	Mar. 31, 2013 Nonferrous Metals INR	Mar. 31, 2013 Nonferrous Metals Lender Concentration Risk	Mar. 31, 2014 Power USD ($)	Mar. 31, 2014 Power INR	Mar. 31, 2013 Power INR	Mar. 31, 2014 Power Lender Concentration Risk	Mar. 31, 2013 Power Lender Concentration Risk	Mar. 31, 2014 Others (none greater than 2%) USD ($)	Mar. 31, 2014 Others (none greater than 2%) INR	Mar. 31, 2013 Others (none greater than 2%) INR	Mar. 31, 2014 Others (none greater than 2%) Lender Concentration Risk	Mar. 31, 2013 Others (none greater than 2%) Lender Concentration Risk	Mar. 31, 2014 Activities allied to agriculture USD ($)	Mar. 31, 2014 Activities allied to agriculture INR	Mar. 31, 2014 Activities allied to agriculture Lender Concentration Risk	Mar. 31, 2014 NBFC/Financial Intermediaries USD ($)	Mar. 31, 2014 NBFC/Financial Intermediaries INR	Mar. 31, 2014 NBFC/Financial Intermediaries Lender Concentration Risk
Concentration Risk [Line Items]
Gross loans	$ 53,804.4	3,228,261.3	2,538,245.8				235,711.9	178,552.2				150,177.4	157,938.8				145,886.7	105,073.6				69,725.4	48,885.1				19,010.7	29,155.0				96,238.8	73,335.2				57,349.9	42,721.6				82,959.4	53,229.3				99,588.0	69,213.0				90,086.2	71,102.3			24,311.1			70,980.3	49,453.9				1,897,191.4	1,635,274.7				155,559.1			57,796.1
Fair Value Of Credit Substitutes		65,147.1	46,622.6				99.9	0				0	0				5,067.8	4,594.1				0	0				0	0				341.8	422.1				0	996.0				2,323.8	0				1,000.6	1,192.2				0	0			0			1,489.4	1,984.3				31,626.9	37,433.9				0			23,196.9
Non-funded exposure		584,038.6	462,690.7				26,849.8	36,930.1				2,398.4	1,929.0				13,878.2	13,625.0				62,589.9	71,202.1				129,375.0	66,170.8				17,496.5	15,289.7				38,982.2	32,443.7				19,958.0	22,326.7				6,182.8	5,140.5				3,121.6	2,655.5			40,595.9			14,572.6	11,598.2				245,854.3	142,783.5				562.2			2,217.1
Total Exposure	$ 64,624.0	3,877,447.0	3,047,559.1			$ 4,377.7	262,661.6	215,482.3			$ 2,542.9	152,575.8	159,867.8			$ 2,747.2	164,832.7	123,292.7			$ 2,205.3	132,315.3	120,087.2			$ 2,473.1	148,385.7	95,325.8			$ 1,901.3	114,077.1	89,047.0			$ 1,605.5	96,332.1	76,161.3			$ 1,754.0	105,241.2	75,556.0			$ 1,779.5	106,771.4	75,545.7			$ 1,553.5	93,207.8	73,757.8			64,907.0		$ 1,450.7	87,042.3	63,036.4			$ 36,244.5	2,174,672.6	1,815,492.1			$ 2,602.0	156,121.3		$ 1,386.8	83,210.1
%				100.00%	100.00%				6.80%	7.10%				3.90%	5.20%				4.30%	4.00%				3.40%	3.90%				3.80%	3.10%				2.90%	2.90%				2.50%	2.50%				2.70%	2.50%				2.80%	2.50%				2.40%	2.40%		2.10%				2.20%	2.10%				56.20%	59.70%			4.00%			2.10%